SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 30, 2024
Belpointe Development Holding, LLC [Member]
Place of incorporation		BVI
Attributable equity interest		100.00%
Registered/Issued capital		$ 20
VSM Holdings Limited [Member]
Place of incorporation		BVI
Attributable equity interest		100.00%
Registered/Issued capital		$ 1,774
VS MEDIA PTE. LTD. [Member]
Place of incorporation		Singapore
Attributable equity interest		100.00%
Registered/Issued capital		$ 1
VS Media Co Limited [Member]
Place of incorporation		BVI
Attributable equity interest		100.00%
Registered/Issued capital		$ 1,000
VS MEDIA LIMITED [Member]
Place of incorporation		HK SAR
Attributable equity interest		100.00%
Registered/Issued capital	[1]
GRACE CREATION LIMITED [Member]
Place of incorporation		HK SAR
Attributable equity interest		100.00%
Registered/Issued capital	[1]
VS Media Limited [Member]
Place of incorporation		Taiwan
Attributable equity interest		100.00%
Registered/Issued capital		$ 198,288
Mlink Limited [Member]
Place of incorporation		Macau SAR
Attributable equity interest		100.00%	100.00%
Registered/Issued capital		$ 64,103

[1]	Less than $1